BUSINESS COMBINATIONS (Details Narrative) - USD ($)	Dec. 31, 2022	Sep. 02, 2022	Jul. 14, 2022
Total provisional goodwill	$ 73,676,370
Purchase Acquisition [Member] | Oriental Wisdom [Member]
Total consideration			$ 9,900,000
Contingent consideration		$ 7,700,000
Total consideration, cash		2,200,000
Purchase Acquisition [Member] | Wanwang, the acquired company, Xiaoshi Huang and Thrive Shine Limited
Total consideration	$ 60,000,000	60,000,000
Total consideration, prepaid		1,500,000
Contingent consideration		19,300,000
Total consideration, cash		$ 40,700,000